LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LEASES
Average effective annual interest rate on sale and lease back agreement	3.30%
Total net book value of assets recorded under sale-leaseback finance leases	$ 3,300	$ 5,300
Future minimum lease payments for non cancellable lease	5,541	12,585
Interest	214	731
Minimum Finance Lease Payments Present Value	5,327	11,854
Net Book Value of assets recorded	8,400	21,100
Future minimum lease payments under non-cancellable operating lease	28,633	20,141
Operating lease payments	6,300	2,100
2018
LEASES
Future minimum lease payments for non cancellable lease	3,570	5,955
Interest	158	420
Minimum Finance Lease Payments Present Value	3,412	5,535
Future minimum lease payments under non-cancellable operating lease	4,305	3,691
Between 1-3 years
LEASES
Future minimum lease payments under non-cancellable operating lease	7,415	4,780
Between 1-5 years
LEASES
Future minimum lease payments for non cancellable lease	1,971	6,630
Interest	56	311
Minimum Finance Lease Payments Present Value	1,915	6,319
Between 3 - 5 years
LEASES
Future minimum lease payments under non-cancellable operating lease	7,484	2,127
Thereafter
LEASES
Future minimum lease payments under non-cancellable operating lease	$ 9,429	9,543
Osisko
LEASES
Average effective annual interest rate	4.30%
Secured finance lease obligation	$ 3,300	$ 5,900